Segment Reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 CNY (¥) segment		Dec. 31, 2018 CNY (¥) segment
Segment Reporting [Line Items]
Number of operating segments | segment		2	2		2		1
Net revenues
Others		¥ 706,120	$ 108,218		¥ 908,519		¥ 468,001
Total net revenues		13,230,945	2,027,731		6,239,309		829,476
Cost of revenues	[1]	(9,509,589)	(1,457,408)		(4,552,658)		(725,701)
Gross profit		3,721,356	570,323		1,686,651		103,775
Operating expenses
Research and development expenses	[1]	(2,096,796)	(321,348)		(1,633,668)		(514,854)
Sales and marketing expenses		(3,484,814)	(534,071)	[1]	(2,794,724)	[1]	(463,953)	[1]
General and administrative expenses		(1,016,544)	(155,792)	[1]	(938,219)	[1]	(391,837)	[1]
Total operating expenses		(6,598,154)	(1,011,211)		(5,366,611)		(1,370,644)
Gain on disposal of business		0	0		82,699		0
Other income		56,111	8,599		39,306		11,904
Operating loss		(2,820,687)	(432,289)		(3,557,955)		(1,254,965)
Interest expense		(522,015)	(80,002)		(266,517)		(8,616)
Interest income and investment income		614,014	94,102		426,631		327,438
Foreign currency exchange (losses) gains, net		(118,859)	(18,216)		8,639		(565)
Gain on disposal and deemed disposal of investments		1,897,128	290,748		0		16,178
Gain on fair value changes of investment		1,127,714	172,830		2,679,312		1,487,405
Fair value change on derivatives		(42,320)	(6,486)		(16,011)		0
Other non-operating expenses		(17,257)	(2,645)		0		(2,000)
Income (loss) before income tax expenses		117,718	18,042		(725,901)		564,875
Income tax (expenses) benefits		(192,337)	(29,477)		141,108		(67,800)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(74,619)	(11,435)		(584,793)		497,075
Share of income (loss) in equity method investments, net of income taxes		(51,759)	(7,932)		41,315		120,636
Net income (loss) from continuing operations		(126,378)	(19,367)		(543,478)		617,711
Share-based compensation		635,976	97,468		526,076		228,134
Cost of revenues
Operating expenses
Share-based compensation		39,910	6,116		41,006		46,373
Research and development expenses
Operating expenses
Share-based compensation		295,289	45,256		362,441		96,585
Sales and marketing expenses
Operating expenses
Share-based compensation		9,018	1,382		5,000		1,418
General and administrative expenses
Operating expenses
Share-based compensation		291,759	44,714		117,629		83,758
Live streaming
Net revenues
Total net revenues		12,524,825	$ 1,919,513		5,330,790		¥ 361,475
Bigo [Member]
Net revenues
Others		507,062			406,556
Total net revenues		11,954,283			4,968,316
Cost of revenues		(8,330,271)			(3,508,480)
Gross profit		3,624,012			1,459,836
Operating expenses
Research and development expenses		(1,343,893)			(979,153)
Sales and marketing expenses		(3,078,226)			(2,058,805)
General and administrative expenses		(593,237)			(331,461)
Total operating expenses		(5,015,356)			(3,369,419)
Gain on disposal of business					0
Other income		24,848			9,581
Operating loss		(1,366,496)			(1,900,002)
Interest expense		(54,632)			(31,956)
Interest income and investment income		1,058			2,684
Foreign currency exchange (losses) gains, net		(115,915)			13,208
Gain on disposal and deemed disposal of investments		0
Gain on fair value changes of investment		0			0
Fair value change on derivatives		(1,841)			0
Other non-operating expenses		(6,257)
Income (loss) before income tax expenses		(1,544,083)			(1,916,066)
Income tax (expenses) benefits		64,382			136,937
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(1,479,701)			(1,779,129)
Share of income (loss) in equity method investments, net of income taxes		0			0
Net income (loss) from continuing operations		(1,479,701)			(1,779,129)
Bigo [Member] | Cost of revenues
Operating expenses
Share-based compensation		28,280			28,250
Bigo [Member] | Research and development expenses
Operating expenses
Share-based compensation		233,928			300,297
Bigo [Member] | Sales and marketing expenses
Operating expenses
Share-based compensation		4,855			4,256
Bigo [Member] | General and administrative expenses
Operating expenses
Share-based compensation		230,516			32,462
Bigo [Member] | Live streaming
Net revenues
Total net revenues		11,447,221			4,561,760
All other
Net revenues
Others		199,058			501,963
Total net revenues		1,276,662			1,270,993
Cost of revenues		(1,179,318)			(1,044,178)
Gross profit		97,344			226,815
Operating expenses
Research and development expenses		(752,903)			(654,515)
Sales and marketing expenses		(406,588)			(735,919)
General and administrative expenses		(423,307)			(606,758)
Total operating expenses		(1,582,798)			(1,997,192)
Gain on disposal of business					82,699
Other income		31,263			29,725
Operating loss		(1,454,191)			(1,657,953)
Interest expense		(500,753)			(265,513)
Interest income and investment income		646,326			454,899
Foreign currency exchange (losses) gains, net		(2,944)			(4,569)
Gain on disposal and deemed disposal of investments		1,897,128
Gain on fair value changes of investment		1,127,714			2,679,312
Fair value change on derivatives		(40,479)			(16,011)
Other non-operating expenses		(11,000)
Income (loss) before income tax expenses		1,661,801			1,190,165
Income tax (expenses) benefits		(256,719)			4,171
Income (loss) before share of income (loss) in equity method investments, net of income taxes		1,405,082			1,194,336
Share of income (loss) in equity method investments, net of income taxes		(51,759)			41,315
Net income (loss) from continuing operations		1,353,323			1,235,651
All other | Cost of revenues
Operating expenses
Share-based compensation		11,630			12,756
All other | Research and development expenses
Operating expenses
Share-based compensation		61,361			62,144
All other | Sales and marketing expenses
Operating expenses
Share-based compensation		4,163			744
All other | General and administrative expenses
Operating expenses
Share-based compensation		61,243			85,167
All other | Live streaming
Net revenues
Total net revenues		1,077,604			769,030
Elimination
Net revenues
Others		0			0
Total net revenues		0			0
Cost of revenues		0			0
Gross profit		0			0
Operating expenses
Research and development expenses		0			0
Sales and marketing expenses		0			0
General and administrative expenses		0			0
Total operating expenses		0			0
Gain on disposal of business					0
Other income		0			0
Operating loss		0			0
Interest expense		33,370			30,952
Interest income and investment income		(33,370)			(30,952)
Foreign currency exchange (losses) gains, net		0			0
Gain on disposal and deemed disposal of investments		0
Gain on fair value changes of investment		0			0
Fair value change on derivatives		0			0
Other non-operating expenses		0
Income (loss) before income tax expenses		0			0
Income tax (expenses) benefits		0			0
Income (loss) before share of income (loss) in equity method investments, net of income taxes		0			0
Share of income (loss) in equity method investments, net of income taxes		0			0
Net income (loss) from continuing operations		0			0
Elimination | Live streaming
Net revenues
Total net revenues		¥ 0			¥ 0

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows